UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end: December 31,
Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Australia: 0.5%
208,652	Paladin Energy Ltd. * † #	$398,297

Canada: 4.0%
249,267	Eastern Platinum Ltd. *	99,762
127,739	First Quantum Minerals Ltd.	2,430,933
53,648	Nevsun Resources Ltd.	197,533
72,935	Semafo, Inc.	388,228

		3,116,456

Egypt: 19.6%
674,635	Commercial International Bank Egypt SAE #	2,804,474
35,171	Egyptian Co. for Mobile Services #	1,047,777
441,641	Egyptian Financial Group-Hermes Holding SAE * #	1,000,732
835,250	Egyptian Kuwaiti Holding Co. #	957,375
99,638	ElSewedy Electric Co. #	379,578
240,344	Ezz Steel #	281,074
104,369	Orascom Construction Industries #	4,522,744
3,274,331	Orascom Telecom Holding SAE * #	2,227,993
1,390,766	Talaat Moustafa Group * #	952,565
430,523	Telecom Egypt	1,009,306

		15,183,618

Kenya: 0.9%
3,052,050	Equity Bank Ltd. #	708,627

Morocco: 13.1%
95,987	Attijariwafa Bank	4,122,169
52,335	Banque Marocaine du Commerce Exterieur #	1,283,461
152,789	Douja Promotion Groupe Addoha S.A. #	1,330,453
211,807	Maroc Telecom #	3,438,261

		10,174,344

Nigeria: 15.5%
41,380,363	First Bank of Nigeria Plc #	2,639,432
36,960,267	Guaranty Trust Bank Plc #	3,171,709
4,411,393	Nigerian Breweries Plc	2,727,399
37,017,685	United Bank for Africa Plc #	620,388
36,230,263	Zenith Bank Ltd.	2,848,797

		12,007,725

South Africa: 25.5%
35,773	ABSA Group Ltd. #	727,952
6,106	Anglo Platinum Ltd. #	426,283
43,226	AngloGold Ashanti Ltd. #	1,594,468
107,358	Aquarius Platinum Ltd. (GBP) #	244,133
30,386	Bidvest Group Ltd. #	713,162
270,965	FirstRand Ltd. #	838,152
81,594	Gold Fields Ltd. #	1,126,745
40,854	Harmony Gold Mining Co. Ltd. #	446,777
66,776	Impala Platinum Holdings Ltd. #	1,318,164
155,736	MTN Group Ltd. #	2,744,871
46,025	Naspers Ltd. #	2,588,235
51,166	Remgro Ltd. #	889,909
190,936	Sanlam Ltd. #	827,039
55,898	Sasol Ltd. #	2,710,843
143,312	Standard Bank Group Ltd. #	2,081,993
35,372	Vodacom Group Ltd. #	498,918

		19,777,644

United Kingdom: 20.6%
72,753	Acergy S.A. (NOK) * #	1,923,773
287,335	Afren Plc * #	613,662
54,127	African Minerals Ltd. * #	479,156
40,781	Lonmin Plc #	667,074
1,493,647	Old Mutual Plc #	3,787,882
134,639	Petra Diamonds Ltd. * #	376,921
24,434	Randgold Resources Ltd. (ADR)	2,149,703
242,819	Tullow Oil Plc #	5,928,395

		15,926,566

AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

United States: 0.2%
69,018	Golden Star Resources Ltd. (CAD) *	$131,897

Total Common Stocks (Cost: $79,070,092)		77,425,174

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.4% (Cost: $327,922)
327,922	Bank of New York Overnight Government Fund	327,922

Total Investments: 100.3% (Cost: $79,398,014)		77,753,096
Liabilities in excess of other assets: (0.3)%		(237,587)

NET ASSETS: 100.0%		$77,515,509

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
NOK	Norwegian Krone
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $310,662.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $61,319,447 which represents 79.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Basic Materials	20.0%	$15,467,991
Communications	17.5	13,555,361
Consumer, Non-cyclical	3.5	2,727,399
Diversified	3.3	2,560,446
Energy	11.0	8,465,830
Financial	38.4	29,745,825
Industrial	6.3	4,902,322

	100.0%	$77,425,174

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$398,297	$—	$398,297
Canada	3,116,456	—	—	3,116,456
Egypt	1,009,306	14,174,312	—	15,183,618
Kenya	—	708,627	—	708,627
Morocco	4,122,169	6,052,175	—	10,174,344
Nigeria	5,576,196	6,431,529	—	12,007,725
South Africa	—	19,777,644	—	19,777,644

United Kingdom	2,149,703	13,776,863	—	15,926,566
United States	131,897	—	—	131,897
Money Market Fund	327,922	—	—	327,922

Total	$16,433,649	$61,319,447	$—	$77,753,096

During the period transfers of securities from Level 1 to Level 2 were $3,511,454 and transfers from Level 2 to Level 1 were $6,585,501. Net transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 81.3%
Basic Materials: 4.8%
1,348,269	Colossus Minerals, Inc. (CAD) *	$7,393,886
1,090,865	Jaguar Mining, Inc. (USD) * †	5,094,340
5,244,321	Mirabela Nickel Ltd. (AUD) * #	3,083,404
2,810,134	MMX Mineracao e Metalicos S.A. *	13,900,961
2,638,850	Paranapanema S.A.	4,611,428

		34,084,019

Communications: 0.5%
834,850	B2W Cia Global Do Varejo *	3,768,476

Consumer, Cyclical: 19.2%
472,600	Arezzo Industria e Comercio S.A.	8,108,593
386,200	Autometal S.A.	3,334,253
2,730,803	Brookfield Incorporacoes S.A.	8,751,375
2,675,600	Even Construtora e Incorporadora S.A.	10,186,759
1,324,088	Gol Linhas Aereas Inteligentes S.A. (ADR)	8,911,112
1,002,800	Grendene S.A.	5,328,637
834,800	Iochpe Maxion S.A.	16,463,228
547,100	Magazine Luiza S.A. *	3,623,457
615,450	Marisa Lojas S.A.	8,182,624
315,800	Positivo Informatica S.A.	1,228,289
2,423,467	Raia Drogasil S.A.	23,272,824
397,500	Restoque Comercio e Confeccoes de Roupas S.A.	8,191,925
934,214	TAM S.A. (ADR) †	23,476,798
1,264,650	Tecnisa S.A.	6,817,035

		135,876,909

Consumer, Non-cyclical: 23.3%
261,900	Abril Educacao S.A. *	3,892,381
676,500	American Banknote S.A.	10,176,499
1,430,000	Brazil Pharma S.A. *	8,264,537
888,630	Estacio Participacoes S.A.	9,638,650
875,100	Fleury S.A. *	11,572,442
1,378,210	Kroton Educacional S.A. * #	18,587,441
559,600	M Dias Branco S.A.	14,671,701
1,619,450	Marfrig Alimentos S.A.	10,202,238
1,055,600	Mills Estruturas e Servicos de Engenharia S.A. *	13,415,826
581,050	Multiplus S.A.	12,031,932
321,550	Obrascon Huarte Lain Brasil S.A.	13,563,423
668,500	Qualicorp S.A. *	5,742,190
1,224,300	Santos Brasil Participacoes S.A.	21,408,231
567,250	SLC Agricola S.A.	6,040,889
376,100	Technos S.A. *	3,671,479
1,081,200	Tereos Internacional S.A.	2,031,563

		164,911,422

Energy: 4.9%
63,300	HRT Participacoes em Petroleo S.A. *	21,924,489
1,330,800	QGEP Participacoes S.A.	9,542,947
14,554,500	Vanguarda Agro S.A. *	3,428,434

		34,895,870

Financial: 18.1%
948,400	Aliansce Shopping Centers S.A.	8,998,487
985,063	Banco Panamericano S.A. Rights (BRL 6.05, expiring 05/02/12) *	447,891
1,896,150	BR Properties S.A.	24,223,188
1,671,400	Brasil Brokers Participacoes S.A.	7,224,162
797,500	Brasil Insurance Participacoes e Administracao S.A.	8,558,451
626,000	EZ TEC Empreendimentos e Participacoes S.A.	7,726,193
2,879,565	Gafisa S.A. (ADR)	13,591,547
1,734,090	GP Investments Ltd. (BDR) *	4,835,256
327,950	Iguatemi Empresa de Shopping Centers S.A.	7,527,516
1,086,700	JHSF Participacoes S.A.	3,559,925
294,461	LPS Brasil Consultoria de Imoveis S.A.	6,045,851
1,158,850	Odontoprev S.A.	19,489,274
2,183,000	Rossi Residencial S.A.	11,623,852
305,700	Sonae Sierra Brasil S.A.	4,878,272

		128,729,865

BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

Industrial: 3.7%
2,590,200	LLX Logistica S.A. *	$4,838,578
2,414,015	Magnesita Refratarios S.A. *	9,032,141
785,600	OSX Brazil S.A. *	7,057,898
298,900	Tegma Gestao Logistica S.A.	4,994,084

		25,922,701

Technology: 3.7%
1,425,150	Totvs S.A.	26,185,067

Utilities: 3.1%
722,550	Cia de Saneamento de Minas Gerais-COPA S.A.	17,012,353
672,203	Equatorial Energia S.A.	4,971,235

		21,983,588

Total Common Stocks (Cost: $525,747,295)		576,357,917

PREFERRED STOCKS: 18.4%
Basic Materials: 2.2%
502,650	Cia de Ferro Ligas da Bahia	3,095,010
2,919,050	Suzano Papel e Celulose S.A.	12,472,864

		15,567,874

Communications: 0.7%
233,100	Saraiva S.A. Livreiros Editores	2,936,974
257,660	Telecomunicacoes Brasileiras S.A. *	2,081,944

		5,018,918

Consumer, Cyclical: 4.7%
2,813,600	Marcopolo S.A.	14,303,436
1,662,600	Randon Implementos e Participacoes S.A.	10,719,988
940,350	Sao Paulo Alpargatas S.A. *	8,159,711

		33,183,135

Consumer, Non-cyclical: 3.7%
1,807,000	Anhanguera Educacional Participacoes S.A.	21,371,788
439,850	Contax Participacoes S.A.	5,033,535
19,162	Kroton Educacional S.A. *	39,874

		26,445,197

Financial: 3.8%
651,550	Banco ABC Brasil S.A. *	4,739,973
815,550	Banco Industrial e Comercial S.A.	3,270,331
877,100	Banco Panamericano S.A.	3,276,903
1,687,850	Sul America S.A.	15,635,347

		26,922,554

Industrial: 1.2%
2,629,158	Confab Industrial S.A. *	8,368,023

Utilities: 2.1%
279,950	Centrais Eletricas de Santa Catarina S.A.	6,241,729
75,800	Cia de Gas de Sao Paulo	1,924,222
300,750	Cia Energetica do Ceara	6,509,426

		14,675,377

Total Preferred Stocks (Cost: $114,837,924)		130,181,078

MONEY MARKET FUND: 0.0% (Cost: $733)
733	Dreyfus Government Cash Management Fund	733

Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $640,585,952)		706,539,728

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.2% (Cost: $22,968,723)
22,968,723	Bank of New York Overnight Government Fund	22,968,723

Total Investments: 102.9% (Cost: $663,554,675)		729,508,451
Liabilities in excess of other assets: (2.9)%		(20,438,017)

NET ASSETS: 100.0%		$709,070,434

BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

ADR	American Depositary Receipt
AUD	Australian Dollar
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $22,435,993.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $21,670,845 which represents 3.1% of net assets.

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$31,000,615	$3,083,404	$—	$34,084,019
Communications	3,768,476	—	—	3,768,476
Consumer, Cyclical	135,876,909	—	—	135,876,909
Consumer, Non-cyclical	146,323,981	18,587,441	—	164,911,422
Energy	34,895,870	—	—	34,895,870
Financial	128,729,865	—	—	128,729,865
Industrial	25,922,701	—	—	25,922,701
Technology	26,185,067	—	—	26,185,067
Utilities	21,983,588	—	—	21,983,588
Preferred Stocks*	130,181,078	—	—	130,181,078
Money Market Funds	22,969,456	—	—	22,969,456

Total	$707,837,606	$21,670,845	$—	$729,508,451

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedules of Investments

CHINA ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

MONEY MARKET FUNDS: 90.9% (a)
2,874,137	Blackrock Federal Fund	$2,874,137
2,874,137	Dreyfus Government Cash Management Fund	2,874,137
2,874,137	Federated Government Obligation Fund	2,874,137
2,874,137	Fidelity Institutional Money Market Government Fund Class 1	2,874,137
2,874,137	Western Asset Institutional Government Money Market Fund	2,874,137

Total Money Market Funds (Cost: $14,370,685)		14,370,685
Other assets less liabilities: 9.1%		1,430,752

NET ASSETS: 100.0%		$15,801,437

Total Return Swap Contracts – As of March 31, 2012, the Fund had outstanding swap contracts with the following terms:

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate	Rate paid by the Fund	Termination Date	% of Net Assets	Unrealized Depreciation

Credit Suisse Securities (Europe) Limited	CSI 300 Total Return Index	$17,176,915	3-Month Libor Plus 0.75%	1.24%	04/18/12	(8.4)%	$(1,321,805)

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Money Market Funds	$14,370,685	$—	$—	$14,370,685

Other Financial Instruments, net*	$—	$(1,321,805)	$—	$(1,321,805)

* Other financial instruments, net include total return swap contracts.
(a) All or a portion of these securities are segregated for swap collateral.

See Notes to Schedules of Investments

COLOMBIA ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 87.5%
Basic Materials: 2.5%
4,336	Continental Gold Ltd. (CAD) *	$32,255
2,651	Eco Oro Minerals Corp. (CAD) *	7,176
20,769	Gran Colombia Gold Corp. (CAD) *	8,329

		47,760

Consumer, Cyclical: 4.7%
6,126	Almacenes Exito S.A.	88,998

Consumer, Non-cyclical: 6.5%
10,182	Grupo Nutresa S.A.	123,422

Energy: 27.3%
2,192	C&C Energia Ltd. (CAD) *	17,053
34,541	Canacol Energy Ltd. (CAD) *	27,357
2,580	Ecopetrol S.A. (ADR)	157,612
14,352	Gran Tierra Energy, Inc. (USD) *	90,274
2,933	Pacific Rubiales Energy Corp. (CAD)	85,686
5,765	Parex Resources, Inc. (CAD) *	40,689
8,252	PetroMagdalena Energy Corp. (CAD) *	13,237
4,765	Petrominerales Ltd. (CAD)	88,617

		520,525

Financial: 27.2%
5,460	BanColombia S.A.	85,862
2,380	BanColombia S.A. (ADR)	153,891
876,341	Bolsa de Valores de Colombia	16,871
19,357	Cia Colombiana de Inversiones S.A.	47,177
5,417	Corp Financiera Colombiana S.A.	103,071
6,432	Grupo de Inversiones Suramericana S.A.	112,161

		519,033

Industrial: 11.8%
13,700	Cementos Argos S.A.	85,103
13,954	Inversiones Argos S.A.	133,066
1,017,542	Tableros y Maderas de Caldas S.A.	5,865

		224,034

Utilities: 7.5%
13,408	Interconexion Electrica S.A. E.S.P.	84,790
45,246	Isagen S.A. E.S.P.	57,858

		142,648

Total Common Stocks (Cost: $1,688,544)		1,666,420

PREFERRED STOCKS: 12.5%
Financial: 12.5%
5,299	Banco Davivienda S.A.	57,352
131,331	Grupo Aval Acciones y Valores	96,281
4,526	Grupo de Inversiones Suramericana S.A. *	85,358

Total Preferred Stocks (Cost: $234,197)		238,991

MONEY MARKET FUND: 5.7% (Cost: $107,856)
107,856	Dreyfus Government Cash Management Fund	107,856

Total Investments: 105.7% (Cost: $2,030,597)		2,013,267
Liabilities in excess of other assets: (5.7)%		(107,716)

NET ASSETS: 100.0%		$1,905,551

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar
*	Non-income producing

COLOMBIA ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$1,666,420	$—	$—	$1,666,420
Preferred Stocks*	238,991	—	—	238,991
Money Market Fund	107,856	—	—	107,856

Total	$2,013,267	$—	$—	$2,013,267

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedules of Investments

EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 102.7%
Basic Materials: 12.8%
1,850,464	Cenatamin PLC (GBP) * #	$2,037,456
324,629	Egyptian Financial & Industrial Co. * #	553,878
1,391,692	Ezz Steel #	1,627,538
845,367	Sidi Kerir Petrochemcials Co. #	1,984,873

		6,203,745

Communications: 19.9%
1,035,210	Orascom Telecom Holding SAE (GDR) * #	3,333,348
9,281,128	Orascom Telecom Media And Technology Holding SAE *	2,228,085
1,077,689	Orascom Telecom Media And Technology Holding SAE (GDR) *	1,196,235
1,227,976	Telecom Egypt	2,878,831

		9,636,499

Consumer, Cyclical: 1.3%
1,288,401	Arab Cotton Ginning Co. #	600,940

Consumer, Non-cyclical: 3.7%
2,445,720	Juhayna Food Industries * #	1,788,824

Diversified: 6.8%
2,845,578	Egyptian Kuwaiti Holding Co. #	3,261,641

Energy: 9.6%
2,844,361	Circle Oil Plc (GBP) * #	970,140
839,424	Maridive & Oil Services SAE #	1,120,188
211,184	Transglobe Energy Corp. (CAD) *	2,552,507

		4,642,835

Financial: 37.4%
10,951,798	Amer Group Holding * #	1,311,090
1,549,620	Citadel Capital Corp. * #	794,281
977,999	Commercial International Bank Egypt SAE #	4,065,565
1,018,100	Egyptian Financial Group-Hermes Holding SAE * #	2,306,954
3,381,468	Egyptian for Tourism Resorts Co. * #	642,933
330,462	Medinet Nasr Housing * #	886,534
496,060	National Societe Generale Bank SAE #	2,394,911
2,838,958	Palm Hills Developments SAE * #	825,557
1,939,587	Pioneers Holding * #	1,229,819
404,829	Six of October Development & Investment Co. #	1,113,708
3,640,288	Talaat Moustafa Group * #	2,493,309

		18,064,661

Industrial: 11.2%
359,753	ElSewedy Electric Co. #	1,370,503
93,216	Orascom Construction Industries (GDR)	4,042,778

		5,413,281

Total Common Stocks (Cost: $56,076,302)		49,612,426
Liabilities in excess of other assets: (2.7)%		(1,283,460)

NET ASSETS: 100.0%		$48,328,966

CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $36,713,990 which represents 76.0% of net assets.

EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$—	$6,203,745	$—	$6,203,745
Communications	6,303,151	3,333,348	—	9,636,499
Consumer, Cyclical	—	600,940	—	600,940
Consumer, Non-cyclical	—	1,788,824	—	1,788,824
Diversified	—	3,261,641	—	3,261,641
Energy	2,552,507	2,090,328	—	4,642,835
Financial	—	18,064,661	—	18,064,661
Industrial	4,042,778	1,370,503	—	5,413,281

Total	$12,898,436	$36,713,990	$—	$49,612,426

During the period transfers of securities from Level 1 to Level 2 were $2,037,456 and transfers from Level 2 to Level 1 were $2,878,831. Net transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

GERMANY SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 93.2%
Basic Materials: 7.2%
550	H&R WASAG A.G. #	$10,982
1,511	SGL Carbon S.E. * #	69,089
5,097	Symrise A.G. #	147,251

		227,322

Communications: 6.3%
1,745	ADVA A.G. Optical Networking * #	12,482
2,227	Constantin Medien A.G. *	5,160
2,221	Drillisch A.G. #	26,613
3,937	Freenet A.G. #	63,577
3,842	QSC A.G. * #	11,070
19,658	Sky Deutschland A.G. * #	54,357
831	Stroer Out-of-Home Media A.G. * #	14,010
172	XING A.G. * #	12,599

		199,868

Consumer, Cyclical: 12.0%
3,323	Air Berlin Plc * #	10,476
1,120	BayWa A.G. #	42,518
820	Beter Bed Holding NV #	18,457
175	Bijou Brigitte A.G. #	17,283
837	CTS Eventim A.G. #	28,871
223	Delticom A.G. #	23,720
923	Douglas Holding A.G. #	41,070
1,396	ElringKlinger A.G. #	39,911
885	Gerry Weber International A.G. #	33,906
530	Grammer A.G. * #	12,351
2,156	Praktiker A.G. #	5,274
146	Rational A.G. #	34,131
1,798	SAF-Holland S.A. * #	15,166
180	Tipp24 S.E. * #	9,392
6,357	TUI A.G. * #	47,178

		379,704

Consumer, Non-cyclical: 9.6%
182	Bertrandt A.G. #	13,707
1,306	Carl Zeiss Meditec A.G. #	31,656
3,925	Evotec A.G. * #	14,801
737	GFK S.E. #	39,192
913	Morphosys A.G. * #	23,388
255	Powerland A.G. * #	4,100
650	Sixt A.G. #	13,921
2,543	Stada Arzneimittel A.G. #	83,337
4,298	Wirecard A.G. #	81,803

		305,905

Energy: 2.0%
858	CropEnergies A.G. #	5,775
782	Fuchs Petrolub A.G. #	41,136
2,531	Nordex S.E. * #	15,276

		62,187

Financial: 15.8%
2,005	Aareal Bank A.G. * #	40,449
3,475	Alstria Office REIT-A.G. #	39,027
3,346	CA Immobilien Anlagen A.G. * #	38,235
1,231	Comdirect Bank A.G. #	14,221
3,134	Conwert Immobilien Invest S.E. #	37,732
464	Deutsche Beteiligungs A.G. #	10,513
1,895	Deutsche Euroshop A.G. #	66,765
4,221	Deutsche Wohnen A.G. #	62,292
1,175	DIC Asset A.G. #	11,494
3,051	GAGFAH S.A. * #	25,799
1,752	GSW Immobilien A.G. * #	60,451
28,728	Hansteen Holdings Plc (GBP) #	33,219
6,678	IVG Immobilien A.G. * #	21,345
4,148	TAG Immobilien A.G. * #	38,595

		500,137

GERMANY SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

Industrial: 31.7%
403	Asian Bamboo A.G. #	$6,235
1,547	Aurubis A.G. #	81,627
1,811	Balda A.G. * #	15,005
409	Bauer A.G. #	12,537
1,378	Canadian Solar, Inc. (USD) *	4,382
341	CENTROTEC Sustainable A.G. #	5,939
3,771	Deutz A.G. * #	25,102
468	Duerr A.G. #	29,743
1,268	Gerresheimer A.G. #	55,383
2,126	Gildemeister A.G. * #	41,579
9,782	Heidelberger Druckmaschinen A.G. * #	19,583
734	Indus Holding A.G. #	22,625
1,655	Jenoptik A.G. * #	12,347
4,394	Kloeckner & Co S.E. #	63,607
609	Krones A.G. #	30,520
1,105	KUKA A.G. * #	23,690
1,409	Leoni A.G. #	73,229
2,315	MTU Aero Engines Holding A.G. #	186,207
936	NORMA Group * #	23,117
439	Pfeiffer Vacuum Technology A.G. #	49,677
1,708	Rheinmetall A.G. #	100,978
1,296	Rofin-Sinar Technologies, Inc. (USD) *	34,176
462	SMA Solar Technology A.G. #	20,910
232	Vossloh A.G. #	22,868
442	VTG A.G. #	8,625
901	Wacker Neuson S.E. #	16,031
4,847	Yingli Green Energy Holding Co. Ltd. (ADR) *	17,546

		1,003,268

Technology: 8.6%
4,204	Aixtron SE #	72,557
424	Bechtle A.G. #	18,865
398	Centrotherm Photovoltaics A.G. #	5,217
2,628	Dialog Semiconductor Plc * #	64,020
3,861	Hanwha SolarOne Co. Ltd. (ADR) *	4,942
2,044	Kontron A.G. #	17,038
7,849	Q-Cells A.G. * #	2,217
3,691	Solarworld A.G. #	11,638
877	Suss Microtec A.G. * #	12,569
1,321	Wincor Nixdorf A.G. #	64,951

		274,014

Total Common Stocks (Cost: $3,531,979)		2,952,405

PREFERRED STOCKS: 4.8%
Consumer, Non-cyclical: 1.1%
82	Biotest A.G. #	4,876
274	Draegerwerk A.G. & Co. KGaA #	30,645

		35,521

Energy: 2.9%
1,629	Fuchs Petrolub A.G. #	91,029

Industrial: 0.8%
734	Jungheinrich A.G. #	24,001

Total Preferred Stocks (Cost: $149,537)		150,551

CLOSED-END FUND: 2.1% (Cost: $59,599)
836	BB Biotech A.G. * #	68,161

MONEY MARKET FUND: 3.2% (Cost: $100,689)
100,689	Dreyfus Government Cash Management Fund	100,689

Total Investments: 103.3% (Cost: $3,841,804)		3,271,806
Liabilities in excess of other assets: (3.3)%		(105,395)

NET ASSETS: 100.0%		$3,166,411

GERMANY SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $3,104,911 which represents 98.1% of net assets.

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$—	$227,322	$—	$227,322
Communications	5,160	194,708	—	199,868
Consumer, Cyclical	—	379,704	—	379,704
Consumer, Non-cyclical	—	305,905	—	305,905
Energy	—	62,187	—	62,187
Financial	—	500,137	—	500,137
Industrial	56,104	947,164	—	1,003,268
Technology	4,942	269,072	—	274,014
Preferred Stocks*	—	150,551	—	150,551
Closed-End Fund	—	68,161	—	68,161
Money Market Fund	100,689	—	—	100,689

Total	$166,895	$3,104,911	$—	$3,271,806

* See Schedule of Investments for security type and industry sector breakouts.

During the period transfers of securities from Level 1 to Level 2 were $33,219 and transfers from Level 2 to Level 1 were $5,160. Net transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

GULF STATES INDEX ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Bahrain: 4.1%
667,036	Ahli United Bank B.S.C. #	$401,389
83,928	Bahrain Telecom Co.	96,617
127,899	Gulf Finance House E.C. * #	32,313

		530,319

Iraq: 1.9%
136,687	DNO International ASA (NOK) * #	242,164

Kuwait: 36.8%
140,000	Boubyan Bank K.S.C. * #	272,468
95,000	Boubyan Petrochemicals Co.	208,566
113,813	Burgan Bank #	176,403
305,500	Gulf Bank K.S.C. * #	506,293
65,000	Investment Dar Co. K.S.C. * #	—
331,390	Kuwait Finance House	930,301
112,231	Kuwait Investment Projects Co. K.S.C.C. * #	137,804
330,000	Mobile Telecommunications Co. K.S.C.	1,033,291
256,991	National Bank of Kuwait S.A.K. #	999,334
225,000	National Industries Group Holding S.A. * #	184,781
70,000	National Investments Co. K.S.C.C. * #	41,471
150,000	Public Warehousing Co. K.S.C. #	216,802

		4,707,514

Oman: 3.7%
183,606	Bank Muscat S.A.O.G. #	294,640
68,646	Omani Qatari Telecommunications Co. S.A.O.G. #	106,718
46,276	Renaissance Services S.A.O.G. * #	68,371

		469,729

Qatar: 30.5%
22,798	Barwa Real Estate Co. Q.S.C. #	176,604
14,497	Commercial Bank of Qatar #	306,884
12,110	Doha Bank Q.S.C. #	203,295
86,115	Masraf Al Rayan Q.S.C. #	652,629
5,859	Qatar Electricity & Water Co. Q.S.C. #	233,655
3,045	Qatar Fuel Co. #	206,286
32,445	Qatar Gas Transport Co. Ltd. Nakilat #	156,916
13,844	Qatar Islamic Bank S.A.Q. #	293,485
27,562	Qatar National Bank S.A.Q. #	1,028,606
14,480	Qatar Telecom (Qtel) Q.S.C. #	539,941
49,529	Vodafone Qatar QSC * #	101,947

		3,900,248

United Arab Emirates: 23.0%
458,958	Abu Dhabi Commercial Bank * #	388,029
535,876	Air Arabia PJSC * #	105,256
268,054	Aldar Properties PJSC #	90,291
171,671	Arabtec Holding Co. PJSC * #	138,592
757,877	Dana Gas PJSC * #	102,037
44,474	DP World Ltd. #	519,117
374,955	Dubai Financial Market PJSC * #	119,912
133,527	Dubai Islamic Bank #	77,147
700,040	Emaar Properties PJSC #	581,760
105,456	First Gulf Bank PJSC #	281,120
226,997	National Bank of Abu Dhabi PJSC #	539,678

		2,942,939

Total Common Stocks (Cost: $11,660,139)		12,792,913

Principal Amount

CONVERTIBLE BOND: 0.0% (Cost: $4,372)
1,683	Bank Muscat S.A.O.G. 7.00%, 03/20/14 #	4,962

GULF STATES INDEX ETF

SCHEDULE OF INVESTMENTS March 31, 2012 (unaudited)

Number of Shares		Value

MONEY MARKET FUND: 1.1% (Cost: $134,965)
134,965	Dreyfus Government Cash Management Fund	$134,965

Total Investments: 101.1% (Cost: $11,799,476)		12,932,840
Liabilities in excess of other assets: (1.1)%		(143,107)

NET ASSETS: 100.0%		$12,789,733

NOK	Norwegian Krone
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $10,529,100 which represents 82.3% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	1.6%	$208,566
Communications	14.5	1,878,514
Consumer, Cyclical	2.5	322,058
Consumer, Non-cyclical	4.0	519,117
Diversified	1.1	137,804
Energy	4.8	618,858
Financial	65.0	8,399,014
Industrial	2.5	323,373
Utilities	3.0	390,571
Money Market Fund	1.0	134,965

	100.0%	$12,932,840

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Bahrain	$96,617	$433,702	$—	$530,319
Iraq	—	242,164	—	242,164
Kuwait	2,172,158	2,535,356	—	4,707,514
Oman	—	469,729	—	469,729
Qatar	—	3,900,248	—	3,900,248
United Arab Emirates	—	2,942,939	—	2,942,939
Convertible Bond
Oman	—	4,962	—	4,962
Money Market Fund	134,965	—	—	134,965

Total	$2,403,740	$10,529,100	$—	$12,932,840

During the period transfers of securities from Level 1 to Level 2 were $1,939,329 and transfers from Level 2 to Level 1 were $930,301. Net transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Basic Materials: 4.0%
115,986	Adhunik Metaliks Ltd. #	$104,289
282,281	Chambal Fertilizers & Chemicals Ltd. #	427,585
50,623	Deepak Fertilizers & Petrochemicals Corp. Ltd. #	150,541
54,135	Gujarat State Fertilizers & Chemicals Ltd. #	449,638
3,611,460	Ispat Industries Ltd. * #	891,452
50,448	Jindal Poly Films Ltd. #	190,072

		2,213,577

Communications: 4.3%
207,163	Deccan Chronicle Holdings Ltd. * #	140,435
115,743	DEN Networks Ltd. * #	240,263
624,544	Mahanagar Telephone Nigam * #	335,504
143,450	Rediff.com India Ltd. (ADR) *	976,895
471,935	Sterlite Technologies Ltd. #	364,271
2,058,613	Sujana Towers Ltd. * #	307,072

		2,364,440

Consumer, Cyclical: 20.6%
1,150,891	Alok Industries Ltd. #	443,004
425,811	Amtek Auto Ltd. #	1,113,414
418,788	Amtek India Ltd. #	876,221
119,571	Arvind Ltd. * #	193,361
26,825	Bata India Ltd. #	404,967
33,849	Bombay Dyeing & Manufacturing Co. Ltd. #	385,699
377,543	Cox & Kings Ltd. #	1,207,663
25,352	Eicher Motors Ltd. #	991,508
71,663	Eros International Media Ltd. * #	253,959
465,407	Hotel Leela Venture Ltd. #	306,106
76,577	Jet Airways India Ltd. * #	492,021
723,341	Kingfisher Airlines Ltd. * #	234,985
4,647	MRF Ltd. #	906,827
446,757	Rajesh Exports Ltd. #	1,152,684
51,242	Raymond Ltd. #	427,108
372,414	S Kumars Nationwide Ltd. #	241,494
50,659	Shree Ganesh Jewellery House Ltd. #	83,717
460,659	SpiceJet Ltd. * #	213,108
35,952	SRF Ltd. #	174,800
28,175	State Trading Corp. India of Ltd. #	141,127
66,509	Timken India Ltd. #	286,023
8,270	TTK Prestige Ltd. #	477,837
470,973	TVS Motor Co. Ltd. #	379,481

		11,387,114

Consumer, Non-cyclical: 9.7%
150,198	Aptech Ltd. #	228,711
531,632	Aurobindo Pharma Ltd. #	1,241,521
533,779	Bajaj Hindusthan Ltd. #	325,487
573,627	Balrampur Chini Mills Ltd. #	645,160
30,679	Dredging Corp. of India Ltd. * #	164,608
33,012	Everonn Education Ltd. #	169,046
45,688	McLeod Russel India Ltd. #	242,761
69,832	Orchid Chemicals & Pharmaceuticals Ltd. #	252,597
1,649,459	REI Agro Ltd. #	396,444
1,120,852	Shree Renuka Sugars Ltd. #	695,459
33,559	Strides Arcolab Ltd. #	386,646
410,585	Sun Pharma Advanced Research Co. Ltd. * #	600,729

		5,349,169

Diversified: 3.8%
36,286	Aban Offshore Ltd. #	308,319
92,241	Century Textile & Industries Ltd. #	668,173
112,272	Prakash Industries Ltd. #	101,089
612,469	Sintex Industries Ltd. #	1,036,006

		2,113,587

Energy: 1.8%
1,287,143	Gujarat NRE Coke Ltd. #	558,449
115,746	Hindustan Oil Exploration Co. Ltd. * #	254,495
18,909	Reliance Industrial Infrastructure Ltd. #	160,760

		973,704

INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)
March 31, 2012 (unaudited)

Number of Shares		Value

Financial: 23.2%
277,144	Anant Raj Industries Ltd. #	$318,915
351,872	Bank of Maharashtra Ltd. #	379,089
253,844	DB Realty Ltd. * #	426,044
512,107	Development Credit Bank Ltd. * #	451,604
158,502	Dewan Housing Finance Corp. Ltd. #	743,305
64,913	Financial Technologies India Ltd. #	872,683
74,381	Future Capital Holdings Ltd. #	175,717
1,289,850	Housing Development & Infrastructure Ltd. * #	2,162,367
2,540,817	IFCI Ltd. #	2,086,763
798,874	India Infoline Ltd. * #	1,049,154
1,088,203	Indiabulls Real Estate Ltd. #	1,369,125
284,887	Karnataka Bank Ltd. #	535,646
590,354	Parsvnath Developers Ltd. * #	651,019
151,012	SKS Microfinance Ltd. * #	351,334
409,579	South Indian Bank Ltd. #	198,961
419,982	SREI Infrastructure Finance Ltd. #	213,945
269,556	United Bank of India Ltd. #	382,942
394,588	Vijaya Bank Ltd. #	452,583

		12,821,196

Industrial: 19.7%
65,795	A2Z Maintenance and Engineering Services Ltd. #	145,621
34,539	ABG Shipyard Ltd. #	258,103
34,766	BEML Ltd. #	446,102
86,597	BGR Energy Systems Ltd. #	555,164
341,531	Era Infra Engineering Ltd. #	923,255
159,810	Escorts Ltd. #	215,245
271,055	Gateway Distriparks Ltd. #	817,800
12,791	Gravita India Ltd. #	167,396
791,259	Hindustan Construction Co. Ltd. #	398,410
208,355	India Cements Ltd. #	455,260
877,660	IVRCL Infrastructures & Projects Ltd. #	1,136,743
214,174	Jai Corp. Ltd. #	366,664
198,659	Madras Cements Ltd. #	597,967
88,323	Maharashtra Seamless Ltd. #	676,032
89,442	Mercator Lines Ltd. * #	44,310
415,011	Nagarjuna Construction Co. Ltd. #	459,916
69,222	Patel Engineering Ltd. #	143,618
57,846	Praj Industries Ltd. #	91,112
604,049	Prism Cement Ltd. * #	602,202
1,126,278	Punj Lloyd Ltd. #	1,218,841
52,747	Uflex Ltd. #	118,970
95,853	VIP Industries Ltd. #	188,066
320,885	Welspun Corp. Ltd. #	845,703

		10,872,500

Technology: 9.4%
220,507	Educomp Solutions Ltd. #	834,863
41,317	Glodyne Technoserve Ltd. #	289,423
872,901	Hexaware Technologies Ltd. #	2,005,998
189,508	NIIT Ltd. #	202,684
80,849	NIIT Technologies Ltd. #	433,541
145,188	Polaris Software Lab Ltd. #	467,553
404,039	Rolta India Ltd. #	744,918
19,736	Zylog Systems Ltd. #	242,918

		5,221,898

Utilities: 3.5%
43,238	BF Utilities Ltd. * #	328,441
1,647,930	GVK Power & Infrastructure Ltd. * #	563,673
96,083	Kalpataru Power Transmission Ltd. #	204,245
707,962	PTC India Ltd. #	852,234

		1,948,593

Total Common Stocks (Cost: $64,838,446)		55,265,778
Other assets less liabilities: 0.0%		14,834

NET ASSETS: 100.0%		$55,280,612

INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)
March 31, 2012 (unaudited)

ADR	American Depositary Receipt
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $54,288,883 which represents 98.2% of net assets.

(a)	Represents Consolidated Schedule of Investments.

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$—	$2,213,577	$—	$2,213,577
Communications	976,895	1,387,545	—	2,364,440
Consumer, Cyclical	—	11,387,114	—	11,387,114
Consumer, Non-cyclical	—	5,349,169	—	5,349,169
Diversified	—	2,113,587	—	2,113,587
Energy	—	973,704	—	973,704
Financial	—	12,821,196	—	12,821,196
Industrial	—	10,872,500	—	10,872,500
Technology	—	5,221,898	—	5,221,898
Utilities	—	1,948,593	—	1,948,593

Total	$976,895	$54,288,883	$—	$55,265,778

During the period transfers of securities from Level 1 to Level 2 were $676,032. Net transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Basic Materials: 4.2%
15,927,500	Aneka Tambang Tbk PT #	$3,135,709
70,857,500	Borneo Lumbung Energi & Metal Tbk PT * #	6,507,914
23,326,000	Delta Dunia Makmur Tbk PT * #	1,554,266
71,454,000	G-Resources Group Ltd. (HKD) * #	4,375,177
12,268,000	Indah Kiat Pulp and Paper Corp. Tbk PT * #	1,555,392
9,955,000	International Nickel Indonesia Tbk PT #	3,681,085
2,349,233	Intrepid Mines Ltd. (AUD) * #	1,779,767

		22,589,310

Communications: 7.9%
7,777,500	Indosat Tbk PT #	4,305,907
1,105,656	Telekomunikasi Indonesia Tbk PT (ADR)	33,567,716
8,129,000	XL Axiata Tbk PT #	4,488,121

		42,361,744

Consumer, Cyclical: 11.0%
5,451,000	Astra International Tbk PT #	44,105,294
390,000	Jardine Cycle & Carriage Ltd. (SGD) #	15,000,016

		59,105,310

Consumer, Non-cyclical: 18.0%
1,502,500	Astra Agro Lestari Tbk PT #	3,851,015
34,424,000	Charoen Pokphand Indonesia Tbk PT #	10,378,316
9,912,000	First Pacific Company Ltd. (HKD) #	10,993,646
28,957,000	Golden Agri-Resources Ltd. (SGD) #	18,089,932
2,203,500	Gudang Garam Tbk PT #	13,271,734
20,945,500	Indofood Sukses Makmur Tbk PT #	11,129,095
9,702,500	Jasa Marga Persero Tbk PT #	5,473,722
19,382,000	Kalbe Farma Tbk PT #	7,539,525
13,346,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	4,202,786
5,460,500	Unilever Indonesia Tbk PT #	11,944,962

		96,874,733

Energy: 14.9%
61,042,000	Adaro Energy Tbk PT #	12,896,679
920,550	Banpu PCL (THB) #	18,125,804
643,916	Bumi Plc (GBP) * #	6,461,784
70,368,000	Bumi Resources Tbk PT #	18,055,574
1,886,500	Indo Tambangraya Megah PT #	8,984,590
6,519,000	Medco Energi Internasional Tbk PT #	1,533,243
2,704,000	Straits Asia Resources Ltd. (SGD) #	5,020,016
3,848,000	Tambang Batubara Bukit Asam Tbk PT #	8,634,360

		79,712,050

Financial: 28.2%
50,251,500	Bank Central Asia Tbk PT #	43,977,101
14,632,848	Bank Danamon Indonesia Tbk PT #	7,372,511
44,169,151	Bank Mandiri PT #	33,146,747
35,589,432	Bank Negara Indonesia (Persero) Tbk PT #	15,595,084
50,578,000	Bank Rakyat Indonesia Tbk PT #	38,546,122
33,391,500	Bumi Serpong Damai PT #	4,733,236
90,292,000	Lippo Karawaci Tbk PT #	7,901,465

		151,272,266

Industrial: 12.0%
364,236,500	Bakrie and Brothers Tbk PT * #	1,997,467
8,606,000	Indocement Tunggal Prakarsa Tbk PT #	17,375,953
13,866,500	Semen Gresik Persero Tbk PT #	18,616,799
7,296,469	United Tractors Tbk #	26,381,319

		64,371,538

Utilities: 3.9%
49,732,500	Perusahaan Gas Negara Tbk PT #	20,722,254

Total Common Stocks (Cost: $542,211,302)		537,009,205
Liabilities in excess of other assets: (0.1)%		(436,897)

NET ASSETS: 100.0%		$536,572,308

INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

ADR	American Depositary Receipt
AUD	Australian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
SGD	Singapore Dollar
THB	Thai Baht
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $503,441,489 which represents 93.8% of net assets.

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$—	$22,589,310	$—	$22,589,310
Communications	33,567,716	8,794,028	—	42,361,744
Consumer, Cyclical	—	59,105,310	—	59,105,310
Consumer, Non-cyclical	—	96,874,733	—	96,874,733
Energy	—	79,712,050	—	79,712,050
Financial	—	151,272,266	—	151,272,266
Industrial	—	64,371,538	—	64,371,538
Utilities	—	20,722,254	—	20,722,254

Total	$33,567,716	$503,441,489	$—	$537,009,205

See Notes to Schedules of Investments

INDONESIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 95.4%
Basic Materials: 6.8%
2,474,000	Delta Dunia Makmur Tbk PT (IDR) * #	$164,848
141,448	Intrepid Mines Ltd. (AUD) * #	107,160

		272,008

Communications: 8.6%
8,576,000	Bhakti Investama Tbk PT (IDR) #	342,674

Consumer, Cyclical: 0.8%
306,000	Intraco Penta Tbk PT (IDR) #	31,856

Consumer, Non-cyclical: 21.7%
6,038,000	Bakrie Sumatera Plantations Tbk PT (IDR) #	194,526
778,000	BW Plantation Tbk PT (IDR) #	140,448
802,000	Citra Marga Nusaphala Persada Tbk PT (IDR) #	182,213
352,000	Malindo Feedmill Tbk PT (IDR) #	40,891
316,000	Sampoerna Agro PT (IDR) #	123,360
1,988	Sipef S.A. (EUR) #	186,498

		867,936

Energy: 13.3%
7,632,000	Benakat Petroleum Energy Tbk PT (IDR) * #	166,581
5,860,000	Darma Henwa Tbk PT (IDR) * #	57,106
15,238,000	Energi Mega Persada Tbk PT (IDR) * #	305,631

		529,318

Financial: 33.0%
16,696,000	Bakrieland Development Tbk PT (IDR) * #	224,689
1,650,000	Bank Bukopin Tbk PT (IDR) #	118,920
3,958,000	Ciputra Development Tbk PT (IDR) #	312,478
280,000	Gallant Venture Ltd. (SGD) * #	69,106
7,720,000	Kawasan Industri Jababeka Tbk PT (IDR) * #	164,581
204,000	Lippo Cikarang Tbk PT (IDR) * #	58,053
6,100,000	Panin Financial Tbk PT (IDR) * #	94,841
9,974,000	Sentul City Tbk PT (IDR) * #	272,907

		1,315,575

Industrial: 11.2%
32,058,000	Bakrie and Brothers Tbk PT (IDR) * #	175,805
686,000	Pembangunan Perumahan Persero Tbk PT (IDR) #	47,197
2,176,000	Trada Maritime Tbk PT (IDR) #	223,615

		446,617

Total Common Stocks (Cost: $3,790,097)		3,805,984

REAL ESTATE INVESTMENT TRUST: 4.6% (Cost: $181,450)
564,000	Lippo Malls Indonesia Retail Trust #	181,606

MONEY MARKET FUND: 0.0% (Cost: $206)
206	Dreyfus Government Cash Management Fund	206

Total Investments: 100.0% (Cost: $3,971,753)		3,987,796
Liabilities in excess of other assets: (0.0)%		(497)

NET ASSETS: 100.0%		$3,987,299

AUD	Australian Dollar
EUR	Euro
IDR	Indonesian Rupiah
SGD	Singapore Dollar
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $3,987,590 which represents 100.0% of net assets.

INDONESIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$—	$3,805,984	$—	$3,805,984

Real Estate Investment Trust	—	181,606	—	181,606

Money Market Fund	206	—	—	206

Total	$206	$3,987,590	$—	$3,987,796

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedules of Investments

LATIN AMERICA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 91.0%
Argentina: 1.2%
3,557	Banco Macro S.A. (ADR)	$69,753
4,996	Cresud S.A.C.I.F. y A (ADR)	61,551
3,513	Grupo Financiero Galicia S.A. (ADR)	22,589
5,878	Pampa Energia S.A. (ADR) *	50,551

		204,444

Australia: 0.5%
117,692	Beadell Resources Ltd. * #	82,149

Brazil: 29.7%
4,000	Abril Educacao SA *	59,448
14,450	Aliansce Shopping Centers S.A.	137,103
10,345	American Banknote S.A.	155,618
7,200	Arezzo Industria e Comercio S.A.	123,533
5,850	Autometal S.A.	50,506
12,771	B2W Cia Global Do Varejo *	57,648
15,037	Banco Panamericano S.A. Rights (BRL 6.05, expiring 05/02/12) *	6,837
28,900	BR Properties S.A.	369,196
25,450	Brasil Brokers Participacoes S.A.	110,001
12,200	Brasil Insurance Participacoes e Administracao S.A.	130,926
41,597	Brookfield Incorporacoes S.A.	133,305
10,200	Equatorial Energia S.A.	75,433
13,550	Estacio Participacoes S.A.	146,972
14,550	Eternit S.A.	73,170
40,750	Even Construtora e Incorporadora S.A.	155,147
9,500	EZ TEC Empreendimentos e Participacoes S.A.	117,251
13,300	Fleury S.A. *	175,881
43,980	Gafisa S.A. (ADR)	207,586
26,450	GP Investments Ltd. (BDR) *	73,752
15,250	Grendene S.A.	81,035
5,000	Iguatemi Empresa de Shopping Centers S.A.	114,766
5,750	Industrias Romi S.A.	18,931
30,750	Inpar S.A. *	42,955
12,750	Iochpe Maxion S.A.	251,445
16,550	JHSF Participacoes S.A.	54,216
11,900	Julio Simoes Logistica S.A.	71,187
20,953	Kroton Educacional S.A. * #	283,520
39,500	LLX Logistica S.A. *	73,787
8,400	Login Logistica Intermodal S.A. *	37,503
4,460	LPS Brasil Consultoria de Imoveis S.A.	91,572
8,350	Magazine Luiza S.A. *	55,302
36,750	Magnesita Refratarios S.A. *	137,502
16,050	Mills Estruturas e Servicos de Engenharia S.A. *	203,983
6,200	Minerva S.A.	23,605
80,096	Mirabela Nickel Ltd. (AUD) * #	47,093
40,200	Paranapanema S.A.	70,250
4,800	Positivo Informatica S.A.	18,669
42,900	Refinaria de Petroleos de Manguinhos S.A. *	29,141
6,100	Restoque Comercio e Confeccoes de Roupas S.A.	125,713
5,000	Rodobens Negocios Imobiliarios S.A.	30,130
33,250	Rossi Residencial S.A.	177,047
8,650	SLC Agricola S.A.	92,118
4,650	Sonae Sierra Brasil S.A.	74,203
6,900	T4F Entretenimento S.A. *	63,880
5,750	Technos S.A. *	56,131
19,250	Tecnisa S.A.	103,766
4,550	Tegma Gestao Logistica S.A.	76,022
16,500	Tereos Internacional S.A.	31,003
221,700	Vanguarda Agro S.A. *	52,223

		4,948,011

Canada: 22.2%
23,942	Alamos Gold, Inc.	439,499
17,845	Argonaut Gold, Inc. *	152,070
26,887	Aura Minerals, Inc. *	27,764

LATIN AMERICA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

68,550	B2Gold Corp. *	$294,144
15,363	Bear Creek Mining Corp. *	54,986
7,787	C&C Energia Ltd. *	60,582
122,682	Canacol Energy Ltd. *	97,167
68,373	Capstone Mining Corp. *	193,990
20,592	Colossus Minerals, Inc. *	112,926
15,400	Continental Gold Ltd. *	114,560
17,473	Endeavour Silver Corp. (USD) *	165,644
16,609	Exeter Resource Corp. (USD) *	45,509
17,512	Extorre Gold Mines Ltd. *	105,341
20,575	First Majestic Silver Corp. *	342,418
25,175	Fortuna Silver Mines, Inc. *	113,577
50,976	Gran Tierra Energy, Inc. (USD) *	320,639
27,110	Great Panther Silver Ltd. *	60,882
24,049	International Minerals Corp. * #	133,193
8,940	MAG Silver Corp. (USD) *	90,294
4,705	McEwen Mining, Inc. (USD) *	20,890
17,227	Minera Andes Acquisition Corp. *	75,993
20,477	Parex Resources, Inc. *	144,527
30,977	Rio Alto Mining Ltd. *	136,337
59,911	Sandstorm Gold Ltd. *	112,921
32,948	Scorpio Mining Corp. *	42,942
47,452	Sulliden Gold Corp Ltd. *	62,797
83,989	Torex Gold Resources Inc. *	168,407

		3,689,999

Chile: 12.8%
30,981	Administradora de Fondos de Pensiones Provida S.A.	162,165
58,952	AFP Habitat S.A.	83,735
84,671	AquaChile S.A. *	71,050
64,817	Besalco S.A.	126,039
843,757	Cia Pesquera Camanchaca S.A. *	67,349
1,612,704	Cia Sudamericana de Vapores S.A.	211,275
59,626	Cruz Blanca Salud S.A. *	65,899
31,432	Empresas Hites S.A.	26,054
459,394	Empresas Iansa S.A.	38,079
87,411	Inversiones Aguas Metropolitanas S.A.	147,593
424,764	Masisa S.A.	50,422
129,043	Multiexport Foods S.A.	37,897
5,351,146	Norte Grande S.A.	70,640
91,428	Parque Arauco S.A.	185,251
141,683	Ripley Corp. S.A.	166,737
48,926	Salfacorp S.A.	130,696
890,691	Sociedad Matriz SAAM S.A. *	114,846
73,669	Sonda S.A.	219,379
69,852	Vina Concha y Toro S.A.	160,119

		2,135,225

Colombia: 0.3%
964,227	Fabricato S.A. *	48,295

Luxembourg: 0.2%
2,441	Adecoagro S.A. (USD) *	26,387

Mexico: 14.0%
118,350	Alsea S.A.B de C.V.	169,285
138,550	Axtel S.A.B. de C.V. *	46,567
101,300	Bolsa Mexicana de Valores S.A.B. de C.V.	204,915
14,300	Cia Minera Autlan S.A.B de C.V.	15,928
264,550	Consorcio ARA S.A.B. de C.V.	88,915
58,600	Controladora Comercial Mexicana S.A.B de C.V. *	114,554
83,750	Corp GEO S.A.B de C.V. *	130,726
2,957	Desarrolladora Homex S.A.B. de C.V. (ADR) *	55,473
22,216	Empresas ICA SAB de C.V. (ADR) *	168,842
18,300	Gruma, S.A. de C.V. (Class B) *	48,776
138,700	Grupo Aeromexico S.A.B. de C.V. *	249,781
33,850	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	68,765
3,780	Grupo Aeroportuario del Pacifico S.A.B. de C.V. (ADR)	137,516
2,365	Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR)	162,050
26,750	Grupo Famsa S.A.B. de C.V. *	21,703

LATIN AMERICA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

17,150	Grupo Simec S.A.B de C.V. *	$53,781
28,350	Industrias CH S.A.B. de C.V. *	135,836
580,900	TV Azteca S.A. de C.V.	364,601
73,400	Urbi Desarrollos Urbanos S.A.B. de C.V. *	88,008

		2,326,022

Panama: 0.8%
6,548	Banco Latinoamericano de Comercio Exterior S.A. (USD)	138,228

Peru: 0.8%
110,776	Ferreyros S.A.	128,358

Puerto Rico: 1.1%
8,581	Oriental Financial Group, Inc.	103,830
3,851	Triple-S Management Corp. *	88,958

		192,788

United Kingdom: 1.8%
91,314	Patagonia Gold Plc *	56,597
16,250	Silver Standard Resources, Inc. (USD) *	244,400

		300,997

United States: 5.6%
18,143	BPZ Resources, Inc. *	73,116
5,393	First Cash Financial Services, Inc. *	231,306
7,637	Fresh Del Monte Produce, Inc.	174,429
9,464	Gold Resource Corp.	230,070
6,627	Harvest Natural Resources, Inc. *	46,919
16,644	Jaguar Mining, Inc. *	77,727
4,805	Superior Industries International, Inc.	93,890

		927,457

Total Common Stocks (Cost: $15,731,867)		15,148,360

PREFERRED STOCKS: 8.8%
Brazil: 8.8%
27,500	Anhanguera Educacional Participacoes S.A.	325,249
9,950	Banco ABC Brasil S.A. *	72,385
9,600	Banco Daycoval S.A.	51,170
12,450	Banco Industrial e Comercial S.A.	49,924
13,350	Banco Panamericano S.A.	49,876
4,300	Centrais Eletricas de Santa Catarina S.A.	95,872
7,700	Cia de Ferro Ligas da Bahia S.A.	47,412
4,600	Cia Energetica do Ceara S.A.	99,562
40,040	Confab Industrial S.A. *	127,438
6,750	Contax Participacoes S.A.	77,245
278	Kroton Educacional S.A. *	578
42,900	Marcopolo S.A.	218,090
25,350	Randon Implementos e Participacoes S.A.	163,450
3,550	Saraiva S.A. Livreiros Editores	44,729
3,885	Telecomunicacoes Brasileiras S.A. *	31,392

Total Preferred Stocks (Cost: $1,433,047)		1,454,372

MONEY MARKET FUND: 0.9% (Cost: $153,543)
153,543	Dreyfus Government Cash Management Fund	153,543

Total Investments: 100.7% (Cost: $17,318,457)		16,756,275
Liabilities in excess of other assets: (0.7)%		(115,614)

NET ASSETS: 100.0%		$16,640,661

ADR	American Depositary Receipt
AUD	Australian Dollar
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
USD	United States Dollar
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $545,955 which represents 3.3% of net assets.

LATIN AMERICA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	24.1%	$4,042,913
Communications	3.3	544,937
Consumer, Cyclical	16.4	2,754,361
Consumer, Non-cyclical	14.8	2,471,845
Energy	4.9	824,314
Financial	17.9	3,002,002
Industrial	13.6	2,273,970
Technology	1.3	219,379
Utilities	2.8	469,011
Money Market Fund	0.9	153,543

	100.0%	$16,756,275

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Argentina	$204,444	$—	$—	$204,444
Australia	—	82,149	—	82,149
Brazil	4,617,398	330,613	—	4,948,011
Canada	3,556,806	133,193	—	3,689,999
Chile	2,135,225	—	—	2,135,225
Colombia	48,295	—	—	48,295
Luxembourg	26,387	—	—	26,387
Mexico	2,326,022	—	—	2,326,022
Panama	138,228	—	—	138,228
Peru	128,358	—	—	128,358
Puerto Rico	192,788	—	—	192,788
United Kingdom	300,997	—	—	300,997
United States	927,457	—	—	927,457
Preferred Stocks
Brazil	1,454,372	—	—	1,454,372
Money Market Fund	153,543	—	—	153,543

Total	$16,210,320	$545,955	$—	$16,756,275

During the period transfers of securities from Level 2 to level 1 were $56,597. Net transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

POLAND ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Basic Materials: 11.3%
57,573	KGHM Polska Miedz S.A. #	$2,645,886
592,139	Synthos S.A. #	1,192,076

		3,837,962

Communications: 10.5%
69,628	Cyfrowy Polsat S.A. * #	312,227
373,201	Netia S.A. * #	765,962
340,894	Telekomunikacja Polska S.A. #	1,869,408
174,128	TVN S.A. #	602,526

		3,550,123

Consumer, Non-cyclical: 5.8%
63,736	Central European Distribution Corp. (USD) * †	325,691
80,584	Jeronimo Martins, SGPS, S.A. (EUR) * #	1,638,937

		1,964,628

Energy: 18.9%
71,881	Grupa LOTOS S.A. * #	626,872
47,082	Jastrzebska Spolka Weglowa S.A. * #	1,426,873
24,033	Lubelski Wegiel Bogdanka S.A. #	980,061
146,373	Polski Koncern Naftowy Orlen S.A. * #	1,753,435
1,236,985	Polskie Gornictwo Naftowe I Gazownictwo S.A. #	1,602,781

		6,390,022

Financial: 35.0%
38,466	Bank Handlowy w Warszawie S.A. #	944,724
485,689	Bank Millennium S.A. #	685,887
44,907	Bank Pekao S.A. #	2,231,633
14,874	BRE Bank S.A. * #	1,360,037
1,242,838	Get Bank S.A. *	781,058
379,279	Getin Holding S.A. * #	289,640
186,001	Globe Trade Centre S.A. * #	399,529
247,332	PKO Bank Polski S.A. #	2,664,795
22,117	Powszechny Zaklad Ubezpieczen S.A. #	2,305,203
14,247	Warsaw Stock Exchange #	187,328

		11,849,834

Industrial: 1.9%
150,103	Cersanit S.A. * #	205,757
7,831	PBG S.A. #	97,669
595,301	Polimex-Mostostal S.A. #	261,046
47,378	Rovese S.A. *	63,347

		627,819

Technology: 3.9%
82,207	Asseco Poland S.A. #	1,315,374

Utilities: 12.7%
150,755	Enea S.A. #	824,092
320,842	Polska Grupa Energetyczna S.A. #	1,983,202
914,399	Tauron Polska Energia S.A. #	1,489,106

		4,296,400

Total Common Stocks (Cost: $43,803,470)		33,832,162

MONEY MARKET FUND: 0.2% (Cost: $61,730)
61,730	Dreyfus Government Cash Management Fund	61,729

Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $43,865,200)		33,893,891

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.9% (Cost: $316,500)
316,500	Bank of New York Overnight Government Fund	316,500

Total Investments: 101.1% (Cost: $44,181,700)		34,210,391
Liabilities in excess of other assets: (1.1)%		(369,688)

NET ASSETS: 100.0%		$33,840,703

POLAND ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

EUR	Euro
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $307,005.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $32,662,066 which represents 96.5% of net assets.

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$—	$3,837,962	$—	$3,837,962
Communications	—	3,550,123	—	3,550,123
Consumer, Non-cyclical	325,691	1,638,937	—	1,964,628
Energy	—	6,390,022	—	6,390,022
Financial	781,058	11,068,776	—	11,849,834
Industrial	63,347	564,472	—	627,819
Technology	—	1,315,374	—	1,315,374
Utilities	—	4,296,400	—	4,296,400
Money Market Funds	378,229	—	—	378,229

Total	$1,548,325	$32,662,066	$—	$34,210,391

See Notes to Schedules of Investments

RUSSIA ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 95.1%
Basic Materials: 19.3%
3,948,214	Evraz Plc (GBP) *	$23,309,022
6,962,160	JSC MMC Norilsk Nickel (ADR) † #	127,605,086
1,418,359	Magnitogorsk Iron & Steel Works (GDR) * † # Reg S	8,397,003
1,619,078	Mechel OAO (ADR)	14,539,321
988,928	Novolipetsk Steel (GDR) † #	20,626,666
1,151,362	Petropavlovsk Plc (GBP) #	10,266,044
2,320,180	Polymetal International (GBP) *	34,234,777
7,147,574	Polyus Gold International Ltd. (GDR) *	22,014,528
2,137,845	Severstal (GDR) † # Reg S	28,547,895
19,690,000	United Company RUSAL Plc (HKD) * † #	15,144,060
2,855,338	Uralkali (GDR) † # Reg S	107,561,436

		412,245,838

Communications: 12.2%
686,059	CTC Media, Inc. (USD)	7,978,866
714,569	Mail.ru Group Ltd. (GDR) * † #	28,155,880
4,627,522	Mobile TeleSystems OJSC (ADR)	84,868,754
15,263,620	Rostelecom *	74,732,332
1,819,799	Sistema JSFC (GDR) † # Reg S	35,854,979
2,686,663	VimpelCom Ltd. (ADR)	29,983,159

		261,573,970

Consumer, Non-cyclical: 6.3%
461,635	Global Ports Investments Plc (GDR) #	7,004,237
2,936,311	Magnit OAO (GDR) * † # Reg S	85,521,937
442,702	O’Key Group S.A. (GDR) † #	4,018,624
819,603	Pharmstandard (GDR) * † # Reg S	14,530,853
1,023,117	X5 Retail Group N.V. (GDR) * #	23,475,268

		134,550,919

Energy: 38.2%
1,071,480	Alliance Oil Co. Ltd. * #	11,799,366
447,258	Eurasia Drilling Co. Ltd. (GDR) #	12,352,851
2,814,817	Lukoil (ADR) #	169,871,478
995,065	Novatek OAO (GDR) # Reg S	135,230,260
13,434,797	OAO Gazprom (ADR) #	164,306,412
1,840,500	Raspadskaya	6,816,577
16,169,991	Rosneft Oil Co. (GDR) * #	114,927,661
9,905,807	Surgutneftegaz (ADR) #	97,160,979
2,514,520	Tatneft (ADR) † # Reg S	102,796,914

		815,262,498

Financial: 10.8%
2,003,663	LSR Group (GDR) † # Reg S	11,768,020
2,639,918	Sberbank of Russia (ADR) * #	33,953,427
36,000,000	Sberbank RF	116,475,732
15,411,348	VTB Bank OJSC (GDR) # Reg S	69,530,238

		231,727,417

Industrial: 1.0%
652,350	Globaltrans Investment Plc (GDR) #	11,165,979
828,795	OAO TMK (GDR) #	11,116,246

		22,282,225

Utilities: 7.3%
163,482,804	E.ON Russia JSC (USD) *	15,972,107
3,108,619,871	Federal Grid Co. Unified Energy System JSC (USD)	33,165,865
232,938,369	IDGC Holding JSC *	26,276,846
21,836,620,046	Inter RAO UES	22,906,614
7,410,870	Irkutsk Electronetwork Co JSC (USD) * # §	119,530
70,289,007	Mosenergo OAO	4,400,865
101,377,917	OGK-1 OAO *	2,364,640
13,686,343	RusHydro (ADR) † #	50,149,183

		155,355,650

Total Common Stocks (Cost: $2,151,541,457)		2,032,998,517

RUSSIA ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

PREFERRED STOCKS: 5.4%
Energy: 3.9%
18,317	AK Transneft OAO (USD)	$35,944,542
66,267,866	Surgutneftegas OJSC (USD)	47,084,909

		83,029,451

Financial: 1.5%
11,786,275	Sberbank of Russia (USD) *	31,269,400

Total Preferred Stocks (Cost: $117,844,181)		114,298,851

Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $2,269,385,638)		2,147,297,368

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 6.9% (Cost: $147,066,814)
147,066,814	Bank of New York Overnight Government Fund	147,066,814

Total Investments: 107.4% (Cost: $2,416,452,452)		2,294,364,182
Liabilities in excess of other assets: (7.4)%		(157,128,312)

NET ASSETS: 100.0%		$2,137,235,870

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $139,493,756.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,512,958,512 which represents 70.8% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $119,530 which represents 0.0% of net assets.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$94,097,648	$318,148,190	$—	$412,245,838
Communications	197,563,111	64,010,859	—	261,573,970
Consumer, Non-cyclical	—	134,550,919	—	134,550,919
Energy	6,816,577	808,445,921	—	815,262,498
Financial	116,475,732	115,251,685	—	231,727,417
Industrial	—	22,282,225	—	22,282,225
Utilities	105,086,937	50,149,183	119,530	155,355,650
Preferred Stocks*	114,298,851	—	—	114,298,851
Money Market Fund	147,066,814	—	—	147,066,814

Total	$781,405,670	$1,512,838,982	$119,530	$2,294,364,182

* See Schedule of Investments for security type and industry sector breakouts.

During the period transfers of securities from Level 2 to Level 1 were $85,082,514. Net transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2012:

Common Stocks

Balance as of 12/31/11	$117,735
Realized gain (loss)	—
Change in unrealized appreciation	1,795
Purchases	—
Sales	—
Transfers in and/or out of level 3	—

Balance as of 3/31/12	$119,530

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012:

	Fair Value 3/31/12	Valuation Technique	Unobservable input (1)%		Impact to Valuation from an Increase in Input (2)
Common Stocks	$ 119,530	Periodic observable quotes
		Market comparable companies	Discount for lack of market	50%	Decrease

(1) In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.
(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedules of Investments

RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 91.1%
Basic Materials: 9.3%
1,971	Acron JSC (USD)	$83,177
66,799	High River Gold Mines Ltd. (CAD) *	80,203
35,161	Highland Gold Mining Ltd. (GBP) #	74,326
300,000	IRC Ltd. (HKD) * #	44,917
23,638	Petropavlovsk Plc (GBP) #	210,767

		493,390

Communications: 4.1%
18,511	CTC Media, Inc. (USD)	215,283

Consumer, Cyclical: 4.6%
151,900	Aeroflot - Russian Airlines OJSC (USD)	246,206

Consumer, Non-cyclical: 16.7%
17,212	Central European Distribution Corp. (USD) *	87,953
65,260	ITE Group Plc (GBP) #	231,489
11,944	O’Key Group S.A. (GDR) #	108,422
14,020	Pharmacy Chain 36.6 OAO (USD) *	19,004
22,114	Pharmstandard (GDR) * # Reg S	392,062
6,869	Ros Agro Plc (GDR) *	48,427

		887,357

Energy: 13.1%
28,910	Alliance Oil Co. Ltd. * #	318,363
35,953	Exillon Energy Plc (GBP) * #	97,337
52,987	Heritage Oil Ltd. (GBP) * #	118,644
44,375	Intergra Group (GDR) * #	93,108
20,143	RusPetro Plc (GBP) *	69,516

		696,968

Financial: 16.8%
26,264	Etalon Group Ltd. (GDR) * #	179,800
54,061	LSR Group (GDR) # Reg S	317,514
97,253	PIK Group (GDR) * # Reg S	243,025
43,306	Raven Russia Ltd. (GBP) #	44,441
23,123	Vostok Nafta Investment Ltd. * #	108,735

		893,515

Industrial: 16.5%
17,601	Globaltrans Investment Plc (GDR) #	301,268
37,259	Hydraulic Machines and Systems Group Plc (GDR) * #	200,831
22,866	Novorossiysk Commercial Sea Port (GDR) # Reg S	172,829
1,063	Vsmpo-Avisma Corp. (USD)	198,231

		873,159

Utilities: 10.0%
5,204,000	OGK-1 OAO (USD) *	121,383
8,113,000	OGK-2 OAO (USD)	204,999
2,718,000	OGK-3 (USD) *	104,578
281,912,000	TGK-1 OAO (USD)	96,978

		527,938

Total Common Stocks (Cost: $5,560,785)		4,833,816

PREFERRED STOCK: 9.0% (Cost: $359,433)
Energy: 9.0%
244	AK Transneft OAO (USD)	478,816

MONEY MARKET FUND: 2.0% (Cost: $107,476)
107,476	Dreyfus Government Cash Management Fund	107,476

Total Investments: 102.1% (Cost: $6,027,694)		5,420,108
Liabilities in excess of other assets: (2.1)%		(109,666)

NET ASSETS: 100.0%		$5,310,442

CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt

RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

HKD	Hong Kong Dollar
USD	United States Dollar
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $3,257,878 which represents 61.3% of net assets.

Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$163,380	$330,010	$—	$493,390
Communications	215,283	—	—	215,283
Consumer, Cyclical	246,206	—	—	246,206
Consumer, Non-cyclical	155,384	731,973	—	887,357
Energy	69,516	627,452	—	696,968
Financial	—	893,515	—	893,515
Industrial	198,231	674,928	—	873,159
Utilities	527,938	—	—	527,938
Preferred Stock
Energy	478,816	—	—	478,816
Money Market Fund	107,476	—	—	107,476

Total	$2,162,230	$3,257,878	$—	$5,420,108

During the period transfers of securities from Level 2 to Level 1 were $1,226,989. Net transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VIETNAM ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 98.3%
Basic Materials: 4.8%
4	Hoa Sen Group #	$2
10,361,090	PetroVietnam Fertilizer & Chemical JSC #	14,497,360

		14,497,362

Consumer, Cyclical: 4.2%
11,747,800	Minor International PCL (THB) #	5,442,711
280,640	Minor International PCL Warrants (THB 13.00, expiring 05/18/13) *	24,744
4,256,415	Parkson Holdings Bhd (MYR) #	7,460,208

		12,927,663

Consumer, Non-cyclical: 7.2%
11,659,100	Charoen Pokphand Foods (THB) #	14,097,798
13,375,116	Ocean Group JSC * #	7,804,152

		21,901,950

Energy: 19.2%
2,477,328	Oil and Natural Gas Corp. Ltd. (INR) #	13,052,201
11,517,268	Petrovietnam Construction Co. * #	5,683,890
3,354,006	PetroVietnam Drilling & Well Services JSC *	6,418,458
2,119,753	Premier Oil Plc (GBP) * #	13,302,293
1,495,982	Soco International Plc (GBP) * #	7,077,158
1,033,361	Talisman Energy, Inc. (USD)	13,020,349

		58,554,349

Financial: 45.2%
14,299,138	Bank for Foreign Trade of Vietnam JSC	19,888,489
8,335,456	Bao Viet Holdings #	30,082,895
5,341,812	HAGL JSC * #	6,870,745
8,333,600	Kim Long Securities Corp. *	4,476,562
10,288,532	PetroVietnam Finance JSC #	5,820,498
17,303,260	Saigon Thuong Tin Commercial JSB	19,253,508
50	Saigon-Hanoi Commercial Joint Stock Bank	24
12,510,481	Tan Tao Investment Industry Corp. * #	6,608,993
21,204,502	VietNam Joint Stock Commercial Bank for Industry and Trade * #	22,364,629
4,798,190	Vincom JSC	22,092,386

		137,458,729

Industrial: 15.5%
6	Development Investment Construction Corp.	5
10,757,187	Gamuda Bhd (MYR) #	12,796,944
2,593,796	Gemadept Corp. #	3,112,878
4,345,624	Hoa Phat Group JSC * #	4,808,724
8,605,150	Kinh Bac City Development Share Holding Corp. * #	5,555,660
11,574,900	Petroleum Technical Services Corp. * #	8,986,425
1,369,760	Refrigeration Electrical Engineering Corp. #	912,488
2,037,990	Song Da Urban & Industrial Zone Investment & Development JSC * #	3,084,243
14,289,597	Viet Nam Construction & Import-Export JSC * #	8,082,353

		47,339,720

Utilities: 2.2%
13,093,410	Pha Lai Thermal Power JSC * #	6,596,475

Total Common Stocks (Cost: $299,368,207)		299,276,248

CLOSED-END FUND: 1.3% (Cost: $3,894,493)
2,476,691	VinaCapital Vietnam Opportunity Fund * #	3,840,927

Total Investments: 99.6% (Cost: $303,262,700)		303,117,175
Other assets less liabilities: 0.4%		1,336,657

NET ASSETS: 100.0%		$304,453,832

GBP	British Pound
INR	Indian Rupee
MYR	Malaysian Ringgit
THB	Thai Baht
USD	United States Dollar

VIETNAM ETF

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $217,942,650 which represents 71.6% of net assets.

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$—	$14,497,362	$—	$14,497,362
Consumer, Cyclical	24,744	12,902,919	—	12,927,663
Consumer, Non-cyclical	—	21,901,950	—	21,901,950
Energy	19,438,807	39,115,542	—	58,554,349
Financial	65,710,969	71,747,760	—	137,458,729
Industrial	5	47,339,715	—	47,339,720
Utilities	—	6,596,475	—	6,596,475
Closed-End Fund	—	3,840,927	—	3,840,927

Total	$85,174,525	$217,942,650	$—	$303,117,175

During the period transfers of securities from Level 2 to Level 1 were $32,987,405. Net transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds’ Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assumes the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments, as well as a table that reconciles the valuation of the Fund’s Level 3 investments, if applicable, is located in the Schedule of Investments.

Income Taxes–As of March 31, 2012, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Africa Index ETF	$82,164,699	$6,708,181	$(11,119,784)	$(4,411,603)
Brazil Small-Cap ETF	694,609,066	139,064,918	(104,165,533)	34,899,385
China ETF	14,370,685	—	—	—
Colombia ETF	2,035,710	118,333	(140,776)	(22,443)
Egypt Index ETF	58,391,316	1,814,274	(10,593,164)	(8,778,890)
Germany Small-Cap ETF	3,848,955	138,914	(716,063)	(577,149)
Gulf States Index ETF	13,460,834	2,150,343	(2,678,337)	(527,994)
India Small-Cap Index ETF	70,198,406	4,083,762	(19,016,390)	(14,932,628)
Indonesia Index ETF	542,867,335	31,046,105	(36,904,235)	(5,858,130)
Indonesia Small-Cap ETF	3,971,753	56,485	(40,442)	16,043
Latin America Small-Cap Index ETF	17,752,676	1,865,965	(2,862,366)	(996,401)
Poland ETF	44,219,755	1,156,247	(11,165,611)	(10,009,364)
Russia ETF	2,502,993,723	126,169,433	(334,798,974)	(208,629,541)
Russia Small-Cap ETF	6,042,889	230,935	(853,716)	(622,781)
Vietnam ETF	335,724,607	30,313,435	(62,920,867)	(32,607,432)

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: May 29, 2012

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: May 29, 2012